BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY - Fair value of identified goodwill acquired and carrying value (Details) - Future Gas Station (Beijing) Technology, Ltd	6 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Goodwill	¥ 6,996,895		$ 958,571
Less: impairment	(6,996,895)		(958,571)
The carrying value of goodwill as of December 31, 2024	0		$ 0
Impairment loss on goodwill	¥ 0	¥ 0